Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit pension plan expense:
Current service cost	$ 2,246	$ 2,329
Past service cost	2,479	0
Net interest cost	648	786
Cost of settlement	(58)	0
Total net defined benefit pension plan expense	$ 5,315	$ 3,115